Classification of Financial Instruments - Classification of Financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Categories of current financial liabilities
Borrowings	₩ 16,446,821	₩ 12,457,853
Debt securities	24,674,526	10,201,149
Derivative liabilities	18,379	44,994
Trade and other payables	9,089,973	11,983,549
Total current financial liabilities	50,229,699	34,687,545
Categories of non-current financial liabilities
Borrowings	3,392,831	2,962,323
Debt securities	89,117,652	94,984,040
Derivative liabilities	433,855	387,757
Trade and other payables	4,981,957	5,638,914
Total non-current financial liabilities	97,926,295	103,973,034
Total financial liabilities	148,155,994	138,660,579
Financial liabilities at fair value through profit or loss
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	18,379	44,994
Trade and other payables	0	0
Total current financial liabilities	18,379	44,994
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	410,291	362,252
Trade and other payables	0	0
Total non-current financial liabilities	410,291	362,252
Total financial liabilities	428,670	407,246
Financial liabilities recognized at amortized cost
Categories of current financial liabilities
Borrowings	16,446,821	12,457,853
Debt securities	24,674,526	10,201,149
Derivative liabilities	0	0
Trade and other payables	9,089,973	11,983,549
Total current financial liabilities	50,211,320	34,642,551
Categories of non-current financial liabilities
Borrowings	3,392,831	2,962,323
Debt securities	89,117,652	94,984,040
Derivative liabilities	0	0
Trade and other payables	4,981,957	5,638,914
Total non-current financial liabilities	97,492,440	103,585,277
Total financial liabilities	147,703,760	138,227,828
Derivatives (applying hedge accounting)
Categories of current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	0	0
Trade and other payables	0	0
Total current financial liabilities	0	0
Categories of non-current financial liabilities
Borrowings	0	0
Debt securities	0	0
Derivative liabilities	23,564	25,505
Trade and other payables	0	0
Total non-current financial liabilities	23,564	25,505
Total financial liabilities	₩ 23,564	₩ 25,505